Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GUIDESTONE FUNDS
Entity Central Index Key	0001131013
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	May 01, 2025
Supplement to Prospectus [Text Block]	GUIDESTONE FUNDSSupplement dated February 27, 2026toProspectus and Summary Prospectus each dated May 1, 2025, for the Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund, Strategic Alternatives Fund, Defensive Market Strategies® Fund, Impact Bond Fund, Growth Equity Fund, International Equity Fund and Emerging Markets Equity Fund This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.I.  PRINCIPAL INVESTMENT STRATEGIES CHANGES
TO THE LOW-DURATION BOND FUND, MEDIUM-DURATION BOND FUND, GLOBAL BOND FUND AND IMPACT BOND FUND Effective on or about March 1, 2026, certain changes to the Principal Investment Strategies will be effective as detailed below.Under the heading “Principal Investment Strategies” for the Low-Duration Bond Fund, beginning on page 75, the third bullet point is deleted in its entirety and replaced with the following:●The average credit quality rating for the Fund’s portfolio will be greater than or equal to “A” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 15% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody’s or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.Under the heading “Principal Investment Strategies” for the Medium-Duration Bond Fund, beginning on page 81, the third bullet point is deleted in its entirety and replaced with the following:●The average credit quality rating for the Fund’s portfolio will be greater than or equal to “Baa” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 15% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.Under the heading “Principal Investment Strategies” for the Global Bond Fund, beginning on page 87, the fifth bullet point is deleted in its entirety and replaced with the following:●The average credit quality for the Fund’s portfolio will be greater than or equal to “Ba” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund may invest up to 30% of its assets in U.S. and non-U.S. (including emerging markets) below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody’s or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.Under the heading “Principal Investment Strategies” for the Impact Bond Fund, beginning on page 112, the fifth bullet point is deleted in its entirety and replaced with the following:●The average credit quality rating for the Fund’s portfolio will be greater than or equal to “A” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade securities but may invest up to 5% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.III. FEES AND EXPENSES CHANGES TO THE DEFENSIVE MARKET STRATEGIES® FUNDUnder the heading “Fees and Expenses” for the DMSF, on page 103, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Institutional ClassInvestor ClassManagement fee0.58%0.58%Other expenses0.05%0.32%Acquired fund fees and expenses0.01%0.01%Total annual Fund operating expenses0.64%0.91%(1)The management fee has been restated to reflect the estimated fee for the current fiscal year.Under the heading “Fees and Expenses” for the DMSF, on page 103, the Expense Example table is deleted in its entirety and replaced with the following:Institutional ClassInvestor Class1 Year$65$933 Years$205$2905 Years$357$50410 Years$798$1,120IV. PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENT RISKS CHANGES TO THE DEFENSIVE MARKET STRATEGIES® FUND Effective March 31, 2026, or as soon as practicable thereafter, the Principal Investment Strategies and the Principal Investment Risks of the Defensive Market Strategies Fund (“DMSF”) are being amended. Upon effectiveness, the Principal Investment Strategies are updated to add a Hedged Equity Strategy and modify the Options Equity Strategy. Upon effectiveness, the changes to the Principal Investment Strategies are detailed below.In addition, upon effectiveness, all references to the Convertible Bond Strategy are deleted in their entirety, and under the heading “Principal Investment Risks” for the DMSF, beginning on page 105, the Convertible Securities Risk disclosure is deleted in its entirety.Under the heading “Principal Investment Strategies” for the DMSF, beginning on page 104, the second bullet point is deleted in its entirety and replaced with the following:●The principal strategies, and the range of assets that will generally be allocated to each, are as follows:Principal StrategyRange of AssetsHedged Equity20%-80%Long Only Equity0%-35%Long-Short Equity0%-35%Options Equity0%-70%Under the heading “Principal Investment Strategies” for the DMSF, beginning on page 104, under the fourth bullet point, the sub-bullet point for the Hedged Equity Strategy is added in alphabetical order, and the sub-bullet point for the Options Equity Strategy is deleted in its entirety and replaced with the disclosure below.●The Hedged Equity Strategy typically combines long equity investments with complementary hedging positions to participate in stock market gains while mitigating downside risk and volatility. The strategy’s core long component invests in equity securities and related instruments to seek capital appreciation and income, while a defensive hedging component employs short positions and derivative instruments such as options, futures or swaps to offset potential losses during market downturns and help offset the cost of the underlying hedges. By maintaining these concurrent long and hedged exposures, the strategy strives to reduce volatility and limit drawdowns relative to a traditional long-only equity approach. Overall, the strategy emphasizes prudent risk control and downside protection, aiming for a more stable return profile compared to an unhedged equity portfolio.●The Options Equity Strategy seeks to deliver equity-like returns with lower volatility than the broader U.S. equity markets by combining long-dated call options and short-term put writing on equity indexes such as the S&P 500® Index. The strategy involves purchasing long-dated, cash-settled call options to capture upside market participation, while writing short-term, cash-settled put options to generate premium income. All written options are fully collateralized with a portfolio of U.S. Treasury Bills, Notes or other government securities, ensuring no leverage is employed. When the Fund writes a put option, it receives a premium and agrees to pay the option holder the difference between the strike price and the index level if the index falls below the strike. When the Fund purchases a call option, it gains the right to benefit from index appreciation above the strike price, with losses limited to the premium paid. Options are considered “out of the money” when the strike price is less favorable than the current index level, and such options typically expire without being exercised. The Fund seeks to profit from selling these out-of-the-money options based on market-implied probabilities of expiration. By combining these strategies, the Fund aims to construct a convex return profile that participates in rising markets while mitigating downside risk.